UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07939
Merrimac Funds
(Exact name of registrant as specified in charter)
PO Box 9130, Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)
Rainer L.C. Frost Esq., Assistant Secretary Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 937-7763

Date of fiscal year end:	December 31

Date of reporting period:	7/1/04 - 6/30/05

Item 1. Proxy Voting Record.

Each fund of the registrant, the Merrimac Cash Fund and the Merrimac Treasury Plus Fund (the “Funds”), invests all of its assets in the Merrimac Cash Portfolio and the Merrimac Treasury Plus Portfolio, respectively, (the “Portfolios”) each a series of the Merrimac Master Portfolio.

The Portfolios did not hold any portfolio securities with respect to which the Portfolios were entitled to vote during the period from July 1, 2004 through June 30, 2005.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Merrimac Funds

By (Signature and Title)*	/s/ Paul J. Jasinski
Paul J. Jasinski, President

Date	August 23, 2005

*Print the name and title of each signing officer under his or her signature.

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